Loans Payable (Accounts Payable Settlements) (Details) - USD ($) $ in Thousands						12 Months Ended
	May 12, 2016	Apr. 25, 2016	Apr. 12, 2016	Apr. 07, 2016	Mar. 28, 2016	Jun. 30, 2016
Debt Instrument [Line Items]
Interest on notes payable issued for litigation settlements						$ 2
North America Photon Infotech Ltd.
Debt Instrument [Line Items]
Damages sought					$ 218
Simulmedia, Inc.
Debt Instrument [Line Items]
Litigation settlement amount				$ 56
Carpathia Hosting, LLC
Debt Instrument [Line Items]
Damages sought		$ 658
Gain (loss) related to litigation settlement						505
Pandora Media Inc.
Debt Instrument [Line Items]
Gain (loss) related to litigation settlement						$ 222
Settled Litigation | North America Photon Infotech Ltd.
Debt Instrument [Line Items]
Litigation settlement amount	$ 110
Settled Litigation | Pandera Systems, LLC
Debt Instrument [Line Items]
Litigation settlement amount			$ 50